SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		1 Months Ended	8 Months Ended	12 Months Ended
	Oct. 29, 2021	Oct. 29, 2021	Dec. 31, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Federal funds sold			$ 250,000
Legal fees			212,983	$ 1,164,402
Deferred legal fees payable			212,983	1,377,385
TKB CRITICAL TECHNOLOGIES 1
Subsidiary, Sale of Stock [Line Items]
Cash			750,562	124,237
Transaction costs	$ 21,140,059	$ 21,140,059
Underwriting fees	3,850,000	3,850,000
Deferred underwriting fees	8,800,000	8,800,000
Excess fair value of founder shares	7,748,431	7,748,431
Actual offering cost		741,628
Accumulated deficit			$ (18,340,237)	(10,482,723)
Warrants included in APIC	19,774,793	19,774,793
Accretion of shares redemption	35,299,793
Unrecognized tax benefits				0
Unrecognized tax benefits, income tax penalties and interest accrued				$ 0
TKB CRITICAL TECHNOLOGIES 1 | Class A Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Transaction costs	21,140,038
Underwriting fees	3,850,000
Deferred underwriting fees	8,800,000
Excess fair value of founder shares	7,748,431
Actual offering cost	741,607
Accumulated deficit	1,365,245	1,365,245
Class of warrant or right, number of securities called by warrants or rights (shares)				22,250,000
Additional Paid-in Capital | TKB CRITICAL TECHNOLOGIES 1
Subsidiary, Sale of Stock [Line Items]
Other additional capital	7,612,755	7,612,755
Accumulated Deficit | TKB CRITICAL TECHNOLOGIES 1
Subsidiary, Sale of Stock [Line Items]
Accumulated deficit	27,687,038	27,687,038
IPO | TKB CRITICAL TECHNOLOGIES 1
Subsidiary, Sale of Stock [Line Items]
Proceeds of the sale of the Units	$ 234,600,000	$ 234,600,000